Interest in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Summary of Interests In Joint Venture

	2019	2020
Share of net assets	4,771	5,656

Summary of Company's Interest in Joint Venture
The following list contains the particulars of a material joint venture, which is unlisted corporate entity which has no available quoted market price as of December 31, 2020:

Name	Form of business structure	Place of incorporation and business	Proportion of ownership interest held by a subsidiary	Paid up capital	Principal activities
Merchants Union Consumer Finance Company Limited (“MUCFC”)	Incorporated	The PRC	50%	RMB 3,868,960,000	Consumer finance consulting in the PRC

Summary of Financial Information of Material Joint Venture
Summarized financial information of the material joint venture, adjusted for any differences in accounting policies, and reconciled to the carrying amount in the consolidated financial statements, are disclosed below:

	MUCFC
	2019	2020
Assets	92,697	108,311
Liabilities	(83,337)	(97,283)
Equity	(9,360)	(11,028)
Revenue	10,740	12,651
Income for the year	1,466	1,668
Total comprehensive income for the year	1,466	1,668
Included in above income:
Interest income	13,055	15,710
Interest expense	(3,178)	(3,059)
Income tax expense	(426)	(728)
Reconciled to the Group’s interests in the joint venture:
Net assets of the joint venture	9,360	11,028
The Group’s effective interest	50%	50%

Carrying amount in the consolidated financial statements	4,680	5,514